Cover	Sep. 16, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2024
Entity File Number	001-42123
Entity Registrant Name	Chenghe Acquisition II Co.
Entity Central Index Key	0002016420
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	38 Beach Road #29-11
Entity Address, City or Town	South Beach Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	189767
City Area Code	65
Local Phone Number	9851 8611
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	CHEB.U
Security Exchange Name	NYSEAMER
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CHEB
Security Exchange Name	NYSEAMER
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CHEB.WS
Security Exchange Name	NYSEAMER